Subsequent Events (Details)				1 Months Ended
	Oct. 15, 2021 $ / shares	Sep. 06, 2021 USD ($)	Sep. 06, 2021 TWD ($)	Feb. 23, 2023 USD ($) $ / shares shares	Apr. 16, 2022 $ / shares	Jul. 14, 2023 USD ($)	Jan. 14, 2023 TWD ($)	Jan. 03, 2023 shares	Dec. 31, 2022 shares	Sep. 06, 2022 USD ($)	Sep. 06, 2022 TWD ($)	Dec. 31, 2021 shares	Jun. 29, 2021 shares	May 17, 2021 $ / shares
Subsequent Events (Details) [Line Items]
Common shares, issued (in Shares) | shares									32,857,329			28,926,322	50,000
Principal amount										$ 243,750	$ 7,500,000
Principle amount		$ 243,750	$ 7,500,000
Initial conversion price (in Dollars per share) | $ / shares														$ 2.25
Common stock , exercise price (in Dollars per share) | $ / shares	$ 3				$ 3
Subsequent Event [Member]
Subsequent Events (Details) [Line Items]
Common shares, issued (in Shares) | shares								223,411
Principal amount | $							$ 20,000,000
Forecast [Member]
Subsequent Events (Details) [Line Items]
Principal amount | $						$ 650,000
Lind Global Fund II [Member] | Subsequent Event [Member]
Subsequent Events (Details) [Line Items]
Principle amount | $				$ 3,704,167
Purchase price | $				$ 3,175,000
Initial conversion price (in Dollars per share) | $ / shares				$ 1.05
Common stock , exercise price (in Dollars per share) | $ / shares				$ 1.05
Lind Global Fund II [Member] | Forecast [Member]
Subsequent Events (Details) [Line Items]
Purchase warrants (in Shares) | shares				5,291,667